CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Income Funds (1933 Act File No. 2-85229; 1940 Act File No. 811-3802) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Institutional Cash Fund, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman Municipal Money Fund, Neuberger Berman Municipal Securities Trust and Neuberger Berman Strategic Income Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 42 ("Amendment No. 42") to the Registrant's Registration Statement and (b) that Amendment No. 42 was filed electronically.





Dated:  March 8, 2004                           By: /s/ Claudia A. Brandon
                                                    ----------------------------
                                                    Claudia A. Brandon
                                                    Secretary